FLSP-P2 04/26

SUPPLEMENT DATED APRIL 17, 2026

TO THE SUMMARY PROSPECTUS, AS APPLICABLE, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A and SCHEDULE B

All changes described below are effective June 1, 2026.

1. The following supersedes any and all disclosure to the contrary in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

The portfolio managers primarily responsible for the day-to-day management of the fund are Vaneet Chadha, CFA, Robert Christian, and Christopher W. Floyd, CFA.

2. The following changes are made to the Prospectus and SAI of each fund listed in Schedule B:

a. The following replaces the references to Sundaram Chettiappan and Christopher W. Floyd in the section titled “Fund Summary – Portfolio Managers” in each fund’s Prospectus:

Brett E. Risser
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

b. The following replaces the references to Sundaram Chettiappan and Christopher W. Floyd in the section titled “Fund Details – Management” in each fund’s Prospectus:

Brett E. Risser Portfolio Manager of Advisers

Mr. Risser has been a portfolio manager of the Fund since June 2026. He joined Franklin Templeton in 2023. Prior to joining Franklin Templeton, Mr. Risser was a portfolio manager for Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2003.

c. The following replaces references to Sundaram Chettiappan and Christopher W. Floyd in the table in the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Brett E. Risser*	Registered Investment Companies	8	5,409.5	None	None
	Other Pooled Investment Vehicles	9	1,935.6	None	None
	Other Accounts	4	1,506.0	1	638.8

*Information is provided as of February 28, 2026.

d. The following replaces references to Sundaram Chettiappan and Christopher W. Floyd in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Brett E. Risser*	None

*Information is provided as of March 31, 2026

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN TEMPLETON ETF TRUST
Franklin Systematic Style Premia ETF	August 1, 2025

SCHEDULE B

Fund	Date of Prospectus and SAI
Franklin Fund Allocator Series
Franklin U.S. Core Equity (IU) Fund	December 1, 2025
Franklin International Core Equity (IU) Fund	December 1, 2025
Franklin Emerging Market Core Equity (IU) Fund	December 1, 2025

Please retain this supplement for future reference.